Restructuring - Schedule of Company's Cost Optimization Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 322	$ 512	$ 220
Cost Optimization and Resource Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	92	29
Charges incurred	199	348
Cash payments made	(256)	(285)
Ending Balance	35	92
Cost Optimization and Resource Efficiency Program [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	13	9
Charges incurred	96	190
Cash payments made	(106)	(186)
Ending Balance	3	13
Cost Optimization and Resource Efficiency Program [Member] | Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	53	18
Charges incurred	48	93
Cash payments made	(71)	(58)
Ending Balance	30	53
Cost Optimization and Resource Efficiency Program [Member] | Manufacturing Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	26	2
Charges incurred	55	65
Cash payments made	(79)	(41)
Ending Balance	$ 2	$ 26